Investments and Fair Value Measurements (Tables)	12 Months Ended
Aug. 27, 2016
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
The following tables set forth by level within the fair value hierarchy our financial assets that were accounted for at fair value on a recurring basis at August 27, 2016 and August 29, 2015 according to the valuation techniques we used to determine their fair values:

	Fair Value at August 27, 2016	Fair Value Measurements Using Inputs Considered As
(In thousands)		Level 1	Level 2	Level 3
Cash equivalents (1)	$77,234	$77,234	$—	$—
Assets that fund deferred compensation:
Domestic equity funds	3,587	3,515	72	—
International equity funds	258	225	33	—
Fixed income funds	265	206	59	—
Total assets at fair value	$81,344	$81,180	$164	$—

(1)	Cash equivalent balances valued using Level 1 inputs include only those accounts that may fluctuate in value. Cash in disbursing accounts and on-demand accounts are not included above.

	Fair Value at August 29, 2015	Fair Value Measurements Using Inputs Considered As
(In thousands)		Level 1	Level 2	Level 3
Cash equivalents (1)	63,107	$63,107	$—	$—
Assets that fund deferred compensation:
Domestic equity funds	4,937	4,894	43	—
International equity funds	493	477	16	—
Fixed income funds	284	251	33	—
Total assets at fair value	$68,821	$68,729	$92	$—

(1)	Cash equivalent balances valued using Level 1 inputs include only those accounts that may fluctuate in value. Cash in disbursing accounts and on-demand accounts are not included above.